Warrant Derivative Liabilities (Details 3)	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Statement [Line Items]
Fair value of warrant liability, Beginning | $	$ 1,106,726		$ 201,687
Fair value of warrant liability, Ending | $	$ 0		1,106,726
Minimum [Member]
Statement [Line Items]
Share price on measurement date					$ 1.65
Exercise price	$ 0.78
Maximum [Member]
Statement [Line Items]
Share price on measurement date		$ 2.12
Exercise price		$ 1.00
Warrant Liability 2 [Member]
Statement [Line Items]
Fair value of warrant liability, Beginning | $	$ (19,251,808)		55,794,527
Change in fair value through profit and loss | $			$ (14,853,229)
Reclassification to equity on exercise of warrants | $	$ 0
Risk free rate	3.10%		0.45%
Expected volatility	71.00%		152.00%
Expected dividend yield	0.00%		0.00%
Expected life (in years)	10 months 17 days		1 year 10 months 20 days
Share price on measurement date				$ 2.64
Fair value of warrant liability, Ending | $	$ 21,689,490		$ 40,941,298
Exercise price				$ 1.00
Warrant Liability 2 [Member] | Minimum [Member]
Statement [Line Items]
Share price on measurement date						$ 2.13
Exercise price			$ 0.81